Provision for legal proceedings and judicial deposits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provision for legal proceedings and judicial deposits

16.  Provision for legal proceedings and judicial deposits

Accounting policy

Provisions for legal proceedings are recognized as other expenses when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated.

The assessment of probability loss includes the available evidence, hierarchy of laws, jurisprudence, the most recent court decisions and relevance in the legal system, as well as the opinion of outside counsel. Provisions are reviewed and adjusted according to circumstances, such as limitation period, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

Provisions for legal proceedings resulting from business combinations are estimated at fair value at acquisition date.

The Company had provision for legal proceedings and judicial deposits recorded at December 31, 2021 and 2020 in respect of:

	Provision for legal proceedings		Judicial deposit
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Tax	647,610	635,406	500,484	462,197
Civil, environmental and regulatory	585,034	350,769	169,857	140,833
Labor	411,417	374,723	252,720	272,812
	1,644,061	1,360,898	923,061	875,842

Changes in provision for legal proceedings:

	Tax	Civil, environmental and regulatory	Labor	Total
At January 1, 2020	589,180	332,527	432,464	1,354,171
Provisions	25,443	46,989	68,049	140,481
Settlement / Write-offs	(11,947)	(76,772)	(134,071)	(222,790)
Exchange rate	—	—	109	109
Interest (i)	32,730	48,025	8,172	88,927
At December 31, 2020	635,406	350,769	374,723	1,360,898
Provisions	24,559	103,805	114,596	242,960
Settlement / Write-offs	(15,331)	(56,931)	(117,238)	(189,500)
Interest (i)	2,976	187,391	39,336	229,703
At December 31, 2021	647,610	585,034	411,417	1,644,061

(i)	Includes write-off of interest due to reversals.

The Company’s legal proceedings are secured by assets, cash deposit, bank guarantee or insurance guarantee.

The Company has indemnity actions in addition to those mentioned, which, since they are considered probable, were not recorded because they represent contingent assets.

a)      Probable losses

Tax

The principal tax proceedings for which the risk of loss is probable are described below:

	December 31, 2021	December 31, 2020
Compensation with FINSOCIAL (i)	300,470	296,445
INSS - Social security (ii)	97,847	97,928
State VAT - ICMS credit (iii)	85,965	93,743
IPI - Excise tax credit - NT (iv)	43,461	53,697
Federal income taxes	8,553	9,508
PIS and COFINS	28,427	2,304
Other	82,887	81,781
	647,610	635,406

(i)

The Brazilian federal tax authorities denied applications filed by CLE to set off credits derived from undue payments of FINSOCIAL, a social tax levy, against other federal tax debts. Based on a favorable judicial decision, Mobil acquired the right to set off credits of FINSOCIAL against certain COFINS liabilities. However, a subsequent favorable judicial decision granted CLE immunity against the enforcement of such COFINS-related debts. Therefore, previous set-off applications were canceled, because COFINS liabilities ceased to exist, and CLE sought to use the relevant tax credits to set off other federal tax debts. However, the Brazilian federal tax authorities refused to ratify the set-offs, claiming that the COFINS immunity applied only to the fiscal year during which the lawsuit was filed (i.e., in 1992). No judicial deposits were made for these proceedings. The provision for these proceedings was R$296,400 as of December 31, 2020, and R$293,291 as of December 31, 2019. No judicial deposits were made.

(ii)

The amount provisioned for INSS, among other cases, is represented, essentially, by amounts related to social security contributions levied on billing, pursuant to Article 22-A of the Law No. 8,212/91, whose constitutionality is being challenged in court. Judicial deposits are made monthly.

(iii)

The provisioned amounts relating to tax assessments issued against us by the tax authorities related to several types of ICMS credits, including: (a) an assessment notice related to ICMS payments for raw material purchases which are considered for “use and consumption” and therefore, according to the tax authorities, are not eligible for compensation; (b) an assessment, as sole obligor, for allegedly disregarding withholding obligations of ICMS taxes in relation to a tolling agreement, arising from an agricultural partnership between the Company’s sugarcane plants and Central Paulista Ltda. Açúcar e Álcool; (c) an assessment notice related to ICMS payments related to the exportation of crystallized sugar not considered under tributary immunity; (d) assessment notice related to the ICMS under tributary substitution regime; and (e) ICMS assessment notice related to interstate operations taxed as internal transactions and, therefore, subject to a higher rate. No judicial deposits have been made in connection with these proceedings. These provisions amounted to R$93,700 as of December 31, 2020, and R$97,534 as of December 31, 2019.

(iv)

IPI Selectivity proceedings, from November 1992 to December 1995, judged by the STF, using the General Repercussion method (RE No. 592,145, item 080), in the amount of R$39,407, with unfavorable scenario for the Company.

Civil, Environmental and Regulatory Proceedings

The Company and its subsidiaries and jointly controlled entity are parties to a several numbers of civil legal claims related to (1) indemnity for material and moral damages; (2) termination or litigation of in relation to different kinds of agreements (3) public civil claims related to sugarcane stubble burning; (4) environmental matters; and (5) compliance with certain conduct adjustment agreement and other matters. Provisions for civil, regulatory and environmental claims as of December 31, 2021, amounted to R$585,034 and R$350,769 as of December 31, 2020. As of December 31, 2021, R$169,857 in judicial deposits were made for civil and environmental claims, and this figure was R$140,833 as of December 31, 2020. Cosan S.A., its subsidiaries and jointly controlled entities are also parties to a number of regulatory legal proceedings related to (1) collection of fines by the ANTT; (2) discussions on the tariff ceiling imposed by the ANTT; and (3) certain other matters.

Labor claims

The Company and its subsidiaries are also parties to a number of labor claims filed by former employees and service providers challenging, among other matters, the payment of overtime, night shift premiums and risk premiums, the recognition of employment relationships and the reimbursement of discounts from payroll, such as social contribution and trade union charges. Additionally, we are involved in several labor administrative and judicial proceedings such as labor investigations and class actions filed by the labor prosecutor’s office regarding alleged non-compliance with certain labor regulations, including work and safety rules, labor conditions and work environment, and social assistance plans. Moreover, we entered into certain consent orders (Termos de Ajustamento de Conduta) with Brazilian authorities and in the event, we fail to comply with such consent orders, we could be subject to fines.

b)     Possible losses

The principal proceedings for which we deem the risk of loss as possible are described below:

	December 31, 2021	December 31, 2020
Tax	14,647,917	13,416,966
Civil, environmental and regulatory	6,905,964	5,476,470
Labor	859,830	942,352
	22,413,711	19,835,788

Tax

	December 31, 2021	December 31, 2020
Federal income taxes (i)	5,404,264	4,344,963
ICMS − State VAT (ii)	2,877,144	3,042,710
PIS and COFINS − Revenue taxes (iii)	2,368,123	2,182,933
IRRF − Withholding tax (iv)	1,251,394	1,227,555
Penalties related to tax positions (v)	461,747	473,690
IPI − Excise tax credit − NT (vi)	492,025	455,121
MP 470 − Tax installments (vii)	398,184	357,500
INSS − Social security and other (viii)	180,533	226,807
Compensation with IPI − IN 67/98 (ix)	186,048	183,585
Goodwill	—	84,953
Stock option (x)	65,260	63,986
Foreign financial operation	—	29,136
Financial transactions tax on loan	8,450	14,886
Capital gain (xi)	29,516	—
IOF on Mutual (xii)	136,286	—
Other	788,943	729,141
	14,647,917	13,416,966

(i)	The Company and its subsidiaries have (a) assessment notices related to the disallowance of deductions from the amortization of goodwill expense; (b) The subsidiary Comgás was aware of the non-approval of tax debt offsetting carried out in 2015 and 2016, using credits arising from Corporate Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL.” After administrative discussion, some of the declarations have already been definitively ratified by the Brazil Internal Revenue Service (Receita Federal do Brasil); (c) 50% isolated fine tax assessment notices resulting from non-approval. compensation made through PER/DCOMP; and (d) questioning the limitations included in article 74, IX, of Law No. 9,430/96, by article 6 of Law No. 13,670/2018, which restricted the right of companies to proceed with the settlement of the monthly anticipations of IRPJ and CSLL calculated by estimate, through compensation.

(ii)	The legal claims related to the ICMS essentially involve: (a) Infraction Notices drawn up by the São Paulo State Finance Department (Secretaria da Fazenda de São Paulo), against Rumo Malha Paulista, with the reporting of infractions for alleged lack collection of ICMS in the provision of rail transport services for export; improper credit of ICMS for alleged bookkeeping in the Book of Entries of amounts higher than those found in the Tax Books; improper credit of ICMS for acquisitions supposedly classified as use and consumption. Fines of 50% of the tax amount and 100% of the amount of credit considered undue were also included. (b) state tax authorities assessed the charges for non-taxation by ICMS on the invoices for the provision of rail freight services for export. All assessments were challenged, since there is a favorable position for taxpayers consolidated in the higher courts, based on the Federal Constitution and Complementary Law 87/1996 (c) the Treasury of the State of Mato Grosso drew up several Terms of Seizure and Deposit (TADs) in order to collect ICMS and a 50% fine on the value of the fined operations, under the mistaken understanding that the goods exit operations destined for export would be cancelled with the DACTEs (Auxiliary Document of Electronic Transport Knowledge), with the supposed characterization of untrue documentation, under the terms of articles 35-A and 35-B of State Law 7098/98. The Company and its subsidiaries contest challenge the assessments and demonstrate to the Tax Authorities that the goods transported were duly covered by suitable tax documentation; (d) collection of ICMS, for the years 2018 and 2019, in the acquisition of wagons as a result of the alleged non-exemption provided for by the Tax System for Incentives to the Modernization and Expansion of the Port Structure - REPORTO by the São Paulo tax authorities.

(iii)	The administrative demands for PIS and COFINS in Rumo subsidiary are substantially related to the disallowance of PIS and COFINS credits by the non-cumulative system related to the following items: a) credits launched out of time unaccompanied by prior rectification of tax returns; b) claims on expenses arising from mutual traffic contracts; c) credits related to expenses with services classified as inputs in the activity carried out by the Company that supposedly were not proven during the Inspection; d) credits on expenses with transportation of employees; e) credits related to electricity expenses; f) credits on expenses with machinery rentals and rentals that were not proven in the course of the Inspection; g) credits on expenses on the acquisition of machinery, equipment and other assets incorporated into the subsidiary's fixed assets; and (h) and isolated fine corresponding to 50% of the value of the credits.

(iv)	The legal claims related to the IRRF essentially involve: (a) The subsidiary CLE had an assessment notice drawn up for the collection of income tax withheld at source, as a tax officer, due to an alleged capital gain resulting from the acquisition of assets from companies located abroad. (b) Rumo Malha Paulista had part of its IRPJ credit balance offset partially disallowed by the Federal Revenue Service (Receita Federal do Brasil) based on the argument that the Company would not be entitled to IRRF offset on swap transactions.

(v)	Infraction Notices drawn up in the face of Rumo to demand differences in IRPJ, CSLL, PIS and COFINS, related to the calendar years 2005 to 2008, due to the following alleged a) undue deduction of the Real Profit and the Calculation Base of CSLL of financial expenses arising from loans entered into with financial institutions abroad, b) undue exclusion of CSLL's Real Profit and Calculation Base of financial income from securities issued by the Government of Austria and the Government of Spain, c) no inclusion, in the Real Profit and in the CSLL Calculation Base, of the gains earned in swap operations, and no taxation of the financial income resulting from such contracts by PIS and COFINS, d) undue exclusion of the Real Profit and the Calculation Base of CSLL, carried out as PIS and COFINS credits, e) undue exclusion of Real Profit and the CSLL Calculation Base carried out as deferred CSLL. f) undue exclusion of taxable income and the CSLL calculation basis made as deferred CSLL; and Violation g) insufficient payment of advances of IRPJ and CSLL, which generated the application of an isolated fine at the percentage of 50%, together with the fines of 75%. In 2019, we had definitive success regarding the completeness of the infractions “a”, “b”, “d”, “e” and “f”, as well as part of the infraction “c”, to recognize the possibility of exclusion of the actual profit and the CSLL calculation basis of the revenues arising from the Austrian public debt securities acquired on July 24, 2006 and, as a consequence, of part of the infraction “g”, in the extension of the partial cancellation of the item “c”. Contingency adjusted for ultimate success. The remainder of item “g” remains under administrative discussion. The discussion on the remainder of item “c” ended at the administrative level and continued at the judicial level.
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Notes to the consolidated financial statements

(In thousands of Brazilian reais - R$, unless otherwise stated)

(vi)	Tax claims filed by the Brazilian federal government regarding the tax on industrialized products (Imposto sobre produtos industrializados), or “IPI,” mainly related to: (i) allegedly due as a result of the removal of certain types of sugar from 1995 to 1997 and from 1992 to 1997. Three of the lawsuits are pending judgment by the lower court, while two of the lawsuits are pending judgment of the appeal filed by the attorney general against the lower court decision rendered in favor of the Company. In addition, to these tax claims, the Company is also a party to other proceedings regarding the IPI imposed on sugar products of certain polarity levels (sugar products with a polarity level of at least 99.5º are exempt from IPI); and (ii) CLE has a requirement of IPI at restricting its constitutional immunity from oil lubricant derived.

(vii)	Brazilian federal tax authorities have partially rejected the Company’s application for payment of federal tax debts with carryforward losses, pursuant to the payment plan provided for by provisional measure No. 470/2009. The Brazilian federal tax authorities’ notice in this respect stated that Company’s carryforward losses are not sufficient to offset the relevant debts.

(viii)	The legal proceeding related to INSS payment involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of National Rural Apprenticeship Service (Serviço Nacional de Aprendizagem Rural), or “SENAR,” social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity and (c) requirement of social security contribution on stock purchase through stock option plans.

(ix)	The lawsuits related to the IPI essentially involve: (a) Tax requirement on sugar sales subject to zero rate, due to their polarization degree greater than 99.5º or without IPI, under the terms of the Normative Instruction 67/98 and (b) in the subsidiary CLE tax requirement, on the output of lubricating grease, of a product immune to the collection of IPI, as it is derived from oil.

(x)	Tax assessments issued against the Rumo S.A. for the collection of social security contributions (20% on the amount paid) of amounts related to the stock option plan granted to employees, managers and third parties. The main reason for the assessment is the alleged remunerative nature.

(xi)	Tax assessment notices issued by the Federal Revenue Service (Receita Federal do Brasil) in 2011 and 2013 and 2019 against Rumo related to a) disallowance of goodwill expense based on future profitability, as well as financial expenses; b) non-taxation of supposed capital gain on the sale of equity interest in a Company of the same economic group; and c) supposed capital gain on the incorporation of shares in companies of the same economic group. In 2019, the subsidiary had definitive success in terms of reducing the capital gain launch base. Contingency adjusted for ultimate success.
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Notes to the consolidated financial statements

(In thousands of Brazilian reais - R$, unless otherwise stated)

(xii)	The lawsuits related to the IOF essentially involve a) The Federal Treasury intends to enforce the levy of IOF on the current accounts maintained by the parent Company for Rumo and its subsidiaries (most substantial part of the assessment). In the understanding of the tax authorities, the use of an accounting item as advances for expenses to related companies, without a formal loan agreement, characterizes the existence of a current account, and the IOF due must be determined according to the rules specific to revolving credit operations. The tax assessment notices are still being questioned at the administrative level; b) Tax Assessment Notice issued by the Federal Tax Authorities against Rumo Malha Norte for alleged failure to pay IOF in the period 2017 and 2018, relating to the collection of alleged financial transactions between the group companies, essentially on the remittance of amounts arising from mutual traffic between Malha Norte and Malha Paulista, contracts with Raízen and other amounts listed in other accounting accounts.

The Company has not identified effects of IFRIC 23 - Uncertainty over Income Tax Treatments that could significantly affect the Company’s consolidated financial statements.

Tax contingencies refer to tax assessments mainly at the Federal level assessed as possible losses by lawyers and management and, therefore, without a provision being recorded.

Civil, environment and regulatory

The Company and its subsidiaries are parties to a several numbers of civil legal claims related to (1) indemnity for loss and moral damages; (2) termination or litigation of in relation to different kinds of agreements; (3) environmental matters; and (4) compliance with certain conduct adjustment agreement and other matters

Labor

One of Rumo’s subsidiaries, Rumo Malha Paulista is currently a party to a public civil action before the labor courts. This proceeding originated in an inspection of the company MS Teixeira, which was hired by Prumo Engenharia Ltda. (“Prumo Engenharia”), Rumo’s subcontractor. The inspecting authority alleged that workers for MS Teixeira were working in conditions that were degrading and analogous to indentured servitude. Prumo Engenharia fully assumed the responsibility for the condition of the employees, including labor and contractual liabilities and all losses resulting from the alleged unlawful working conditions put in place by its subcontractors, and the dismissal agreements of such employees were approved by the Brazilian Ministry of Labor without any participation by Rumo. In addition, a criminal investigation against Rumo was filed, which was later dismissed with the acquittal of Malha Paulista. Notwithstanding the foregoing, the Labor Prosecutor’s Office filed a public civil action solely against Rumo. Rumo was ordered (in both the first instance and on initial appeal) to comply with several obligations relating to workplace conditions, and pay collective moral damages, as well as fines of R$15,000. However, any potential future loss on this lawsuit cannot result in the inclusion of Rumo Malha Paulista on the list maintained by the Brazilian Ministry of Labor of employers who engage in labor irregularities. Rumo appealed to the Regional Appeal Court, but the appeal was dismissed. Rumo appealed again to the Superior Labor Court and this appeal is currently pending.

c)    Contingent assets

(i)

On March 15, 2017, in case that sets a judicial precedent, the STF granted Extraordinary Appeal No. 574,706 against a decision that required the inclusion of the tax on the circulation of goods and transportation and communication services, a state sales tax (Imposto sobre Circulação de Mercadorias e Serviços), or “ICMS,” in the calculation of the tax base of employees’ profit participation program (Programa de Integração Social), or “PIS,” and social contribution for social security financing (Contribuição para o Financiamento da Seguridade Social), or “COFINS.”

There is still an approximate amount of R$932,000 of Comgás, related to exclusion of ICMS from PIS and COFINS tax bases, arising prior to the STF ruling and not considered res judicata, which remains considered as a contingent asset.

(ii)

On December 6, 2019, ARSESP published Resolution No. 933, which approved the amount of R$683,358 plus monetary adjustment since April 2018, as a result of the Third Ordinary Tariff Review, to be applied to the value of the assets returned by Comgás, upon termination of the concession, or to any amounts payable by Comgás if the concession is renewed, or to any amounts payable in connection with any renewal of the concession agreement, as it comes to be defined by ARSESP, according to Resolution No. 995 of May 27, 2020. With the publication of the aforementioned resolution, there are no more ongoing discussions regarding tariffs related to previous periods with ARSESP. The amount indicated in Resolution No. 933 was not recognized in our financial statements because it does not comply with accounting standards.

(iii)

The Company has an indemnity proceeding due to the economic and financial imbalance of the Concession Agreement, with respect to tariff reviews. The right to recovery is the result of the wrong criteria followed for the tariff review. The updated case amount is R$658,096 as an economic-financial rebalancing of Comgás.